Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 13, 2020	Jun. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Parties (Details) [Line Items]
Compensated amount			$ 156	$ 349
Shares issued (in Shares)				230,000	14,505,206
Interest percentage	16.09%	37.00%
Sass Larsen [Member]
Related Parties (Details) [Line Items]
Shares issued (in Shares)	3,281,250	25,936,599
Common stock value	$ 538	$ 3,906
Oncology Venture US Inc. [Member]
Related Parties (Details) [Line Items]
Shares issued (in Shares)	12,383,770
Common stock value	$ 2,029